Share Capital	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
17.	SHARE CAPITAL

Company and Group

	2019	2018	2019	2018	2019	2018
	Ordinary Shares		Deferred Shares		$000
In issue at 1 January	136,463,818	125,054,805	-	-	8,592	8,141
Issued for cash	-	7,742,167	-	-	-	311
Issued in lieu of consultancy fees	190,698	-	-	-	7	-
Conversion of Convertible Loan notes	-	-	-	-	-	-
Conversion of warrants	-	1,454,644	-	-	-	56
Conversion of Loan	-	2,137,625			-	82
In lieu of commission	-	74,577	-	-	-	2
In issue at 31 December	136,654,516	136,463,818	-	-	8,599	8,592

Ordinary Shares

Ordinary shares have a par value of £0.03. They entitle the holder to participate in dividends, and to share in the proceeds of winding up the company in proportion to the number of and amounts paid on the shares held. On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote, and upon a poll each share is entitled to one vote. The company does not have a limited amount of authorized capital.

Issuance of ordinary shares

In November 2019, 190,968 new ordinary shares were issued in lieu of a consultancy fee of $105,000.